Schedule of Investments (unaudited) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class C, 2.71%, 08/18/22	$700		$702,653
Series 2017-3, Class D, 3.18%, 07/18/23	1,270		1,305,370
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, (1 mo. LIBOR US + 0.83%), 0.93%, 06/25/34(a)	—	(b)	293
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.17%, 05/15/29(c)	8,630		8,690,338
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(c)	700		704,840
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. LIBOR US + 0.50%), 0.61%, 02/26/35(a)	119		116,117
College Loan Corp. Trust I, Series 2004-1, Class A4, (3 mo. LIBOR US + 0.19%), 0.41%, 04/25/24(a)	751		750,930
Conn’s Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/23(c)	342		343,212
Conseco Finance Corp., Series 1996-9, Class M1, 7.63%, 08/15/27(a)	33		35,456
Consumer Loan Underlying Bond CLUB Credit Trust(c)
Series 2019-HP1, Class A, 2.59%, 12/15/26	3,354		3,390,536
Series 2020-P1, Class A, 2.26%, 03/15/28	3,532		3,553,914
Consumer Loan Underlying Bond Credit Trust(c)
Series 2018-P3, Class A, 3.82%, 01/15/26	73		73,546
Series 2019-P1, Class A, 2.94%, 07/15/26	841		843,987
Countrywide Asset-Backed Certificates,
Series 2004-1, Class M1, (1 mo. LIBOR US + 0.75%), 0.86%, 03/25/34(a)	12		11,818
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15%, 07/17/23(c)	907		909,405
Drive Auto Receivables Trust
Series 2016-CA, Class D, 4.18%, 03/15/24(c)	431		432,382
Series 2017-1, Class D, 3.84%, 03/15/23	1,008		1,017,136
Series 2017-2, Class D, 3.49%, 09/15/23	437		441,936
Series 2017-3, Class D, 3.53%, 12/15/23(c)	3,397		3,441,788
Series 2017-AA, Class D, 4.16%, 05/15/24(c)	670		674,454
Series 2018-3, Class D, 4.30%, 09/16/24	4,840		4,968,268
Series 2018-4, Class D, 4.09%, 01/15/26	1,420		1,468,886
Series 2019-2, Class B, 3.17%, 11/15/23	183		184,014
Series 2019-2, Class C, 3.42%, 06/16/25	8,500		8,686,313
Series 2020-1, Class C, 2.36%, 03/16/26	7,240		7,396,913
Series 2020-2, Class A2A, 0.85%, 07/17/23	738		738,682
Series 2020-2, Class A3, 0.83%, 05/15/24	1,150		1,154,101
Series 2020-2, Class B, 1.42%, 03/17/25	2,950		2,989,832
Series 2020-2, Class C, 2.28%, 08/17/26	1,890		1,943,520
DT Auto Owner Trust(c)
Series 2019-3A, Class C, 2.74%, 04/15/25	3,050		3,101,643
Series 2020-2A, Class A, 1.14%, 01/16/24	1,609		1,615,123
Exeter Automobile Receivables Trust
Series 2020-1A, Class B, 2.26%, 04/15/24(c)	9,560		9,646,684
Series 2020-2A, Class A, 1.13%, 08/15/23(c)	3,750		3,757,745
Series 2020-3A, Class B, 0.79%, 09/16/24	4,340		4,353,551
Series 2020-3A, Class D, 1.73%, 07/15/26	1,730		1,755,358
Series 2021-1A, Class C, 0.74%, 01/15/26	7,930		7,913,654
Ford Credit Auto Owner Trust(c)
Series 2018-1, Class A, 3.19%, 07/15/31	2,870		3,092,792
Series 2019-1, Class A, 3.52%, 07/15/30	450		484,726
GSAA Home Equity Trust, Series 2005-5, Class M3, (1 mo. LIBOR US + 0.95%), 1.05%, 02/25/35(a)	6		6,268

Security	Par (000)	Value

Asset-Backed Securities (continued)
Marlette Funding Trust(c)
Series 2018-3A, Class B, 3.86%, 09/15/28	$27	$26,815
Series 2018-4A, Class A, 3.71%, 12/15/28	42	42,094
Series 2019-1A, Class A, 3.44%, 04/16/29	752	756,560
Series 2019-2A, Class A, 3.13%, 07/16/29	660	665,041
Series 2019-3A, Class A, 2.69%, 09/17/29	1,048	1,053,815
Series 2019-4A, Class A, 2.39%, 12/17/29	1,783	1,796,554
Series 2020-1A, Class A, 2.24%, 03/15/30	821	823,772
Series 2020-2A, Class A, 1.02%, 09/16/30	3,857	3,861,772
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(c)	5,690	6,047,952
Prosper Marketplace Issuance Trust(c)
Series 2019-3A, Class A, 3.19%, 07/15/25	123	123,436
Series 2019-4A, Class A, 2.48%, 02/17/26	443	444,537
Santander Drive Auto Receivables Trust
Series 2017-2, Class D, 3.49%, 07/17/23	3,356	3,360,365
Series 2017-3, Class D, 3.20%, 11/15/23	7,288	7,382,277
Series 2018-5, Class D, 4.19%, 12/16/24	5,190	5,351,776
Series 2019-3, Class B, 2.28%, 09/15/23	4,697	4,715,929
Series 2020-2, Class B, 0.96%, 11/15/24	1,520	1,529,124
Series 2020-2, Class C, 1.46%, 09/15/25	3,030	3,070,777
Series 2020-4, Class C, 1.01%, 01/15/26	5,750	5,768,784
Series 2021-1, Class C, 0.75%, 02/17/26	4,730	4,718,751
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(c)	4,790	5,022,950
SoFi Consumer Loan Program LLC(c)
Series 2016-1, Class A, 3.26%, 08/25/25	270	270,005
Series 2017-4, Class A, 2.50%, 05/26/26	4	4,383
Series 2017-6, Class A2, 2.82%, 11/25/26	25	25,342
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/33(c)	5,680	5,762,011
Upgrade Receivables Trust, Series 2019-2A, Class A, 2.77%, 10/15/25(c)	14	13,697
Upstart Securitization Trust(c)
Series 2019-3, Class A, 2.68%, 01/21/30	767	772,722
Series 2020-1, Class A, 2.32%, 04/22/30	3,780	3,816,875
Series 2021-1, Class A, 0.87%, 03/20/31	3,288	3,290,191
Westlake Automobile Receivables Trust(c)
Series 2018-1A, Class D, 3.41%, 05/15/23	1,086	1,091,195
Series 2018-3A, Class D, 4.00%, 10/16/23	1,140	1,169,987
Series 2019-1A, Class B, 3.26%, 10/17/22	1,838	1,843,082
Series 2019-2A, Class B, 2.62%, 07/15/24	1,200	1,211,154
Series 2020-2A, Class B, 1.32%, 07/15/25	1,310	1,323,641
Series 2020-2A, Class C, 2.01%, 07/15/25	5,920	6,056,397
Series 2020-3A, Class B, 0.78%, 11/17/25	3,480	3,494,937
Series 2020-3A, Class C, 1.24%, 11/17/25	4,250	4,287,948

Total Asset-Backed Securities — 11.3% (Cost: $181,073,555)		183,694,832

	Shares

Common Stocks

Diversified Financial Services — 0.0%
HoldCo 2 NPV(d)	1,807,150	1

Total Common Stocks — 0.0% (Cost: $ — )		1

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$810	$787,247

Aerospace & Defense — 0.5%
3M Co., 2.65%, 04/15/25	1,710	1,816,242
Boeing Co. 4.51%, 05/01/23	1,475	1,578,816
4.88%, 05/01/25	1,080	1,202,524
5.15%, 05/01/30	795	915,638
General Dynamics Corp., 3.25%, 04/01/25(e)	1,130	1,223,561
General Electric Co., 3.63%, 05/01/30(e)	495	532,949
Lockheed Martin Corp.(e) 1.85%, 06/15/30	195	189,884
2.80%, 06/15/50	60	56,589
Trane Technologies Luxembourg Finance SA, 4.50%, 03/21/49	125	145,853

		7,662,056

Airlines — 0.1%
Delta Air Line, Inc., 7.38%, 01/15/26(e)	900	1,052,365
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)	1,200	1,356,000

		2,408,365

Auto Components — 0.2%
Aptiv Corp., 4.15%, 03/15/24	1,625	1,772,178
Lear Corp., 5.25%, 05/15/49(e)	909	1,065,042

		2,837,220

Automobiles — 1.4%
American Honda Finance Corp., 1.20%, 07/08/25	900	896,173
Ford Motor Co., 5.29%, 12/08/46	1,200	1,261,524
Ford Motor Credit Co. LLC, 5.58%, 03/18/24	1,200	1,295,148
General Motors Co., 6.75%, 04/01/46	686	925,986
General Motors Financial Co., Inc. 4.20%, 11/06/21	1,500	1,532,385
3.45%, 04/10/22	1,780	1,821,812
3.55%, 07/08/22	3,345	3,465,034
3.25%, 01/05/23(e)	1,200	1,250,028
3.70%, 05/09/23	2,850	3,001,773
4.15%, 06/19/23	1,155	1,239,180
2.90%, 02/26/25(e)	1,335	1,399,731
2.35%, 01/08/31(e)	3,090	2,950,856
Lithia Motors, Inc., 4.38%, 01/15/31(c)	55	57,087
Toyota Motor Corp., 0.68%, 03/25/24	1,865	1,864,573

		22,961,290

Banks — 2.9%
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25	1,960	2,032,557
Citibank NA, 3.65%, 01/23/24(e)	3,855	4,173,500
Credit Suisse AG, New York, 1.00%, 05/05/23	2,170	2,181,823
Fifth Third Bancorp, 2.38%, 01/28/25	850	886,229
First Republic Bank, (SOFR + 0.62%), 1.91%, 02/12/24(a)	2,500	2,558,597
ING Groep NV 3.15%, 03/29/22	415	426,436
4.10%, 10/02/23	2,290	2,479,187
Royal Bank of Canada 1.60%, 04/17/23	940	962,665
2.25%, 11/01/24	1,750	1,834,365
1.15%, 06/10/25	8,410	8,405,664

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA, Inc., 3.45%, 06/02/25	$510	$546,542
Santander UK Group Holdings PLC, (3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(a)(e)	3,800	4,148,923
SVB Financial Group, 1.80%, 02/02/31	2,420	2,231,282
Toronto-Dominion Bank, 2.65%, 06/12/24	3,300	3,500,216
Truist Financial Corp., 1.20%, 08/05/25(e)	4,850	4,839,517
Wells Fargo & Co. 3.75%, 01/24/24(e)	1,540	1,665,303
3.30%, 09/09/24	1,590	1,717,468
3.00%, 02/19/25	800	851,221
(3 mo. LIBOR US + 4.24%), 5.01%, 04/04/51(a)	750	961,831
Westpac Banking Corp., 2.96%, 11/16/40	120	111,634

		46,514,960

Beverages — 0.6%
Ball Corp., 2.88%, 08/15/30	320	308,240
Constellation Brands, Inc., 3.75%, 05/01/50	350	365,792
Diageo Capital PLC 2.13%, 10/24/24(e)	4,280	4,466,674
2.00%, 04/29/30	1,255	1,227,067
2.13%, 04/29/32	750	724,216
PepsiCo, Inc. 2.85%, 02/24/26	800	861,832
3.45%, 10/06/46	15	15,861
3.38%, 07/29/49	955	986,488

		8,956,170

Biotechnology — 0.2%
Amgen, Inc. 3.63%, 05/22/24	800	863,617
3.13%, 05/01/25(e)	800	859,764
2.60%, 08/19/26(e)	800	840,760
Gilead Sciences, Inc., 3.50%, 02/01/25	400	434,490
Royalty Pharma PLC(c) 0.75%, 09/02/23	80	79,921
1.20%, 09/02/25	80	78,345

		3,156,897

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30(c)	1,250	1,309,375
Carrier Global Corp. 2.24%, 02/15/25	360	372,761
3.38%, 04/05/40	1,980	1,976,101
Masco Corp., 2.00%, 10/01/30(e)	160	152,147
US Concrete, Inc., 5.13%, 03/01/29(c)	80	82,400

		3,892,784

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29	630	661,546
Home Depot, Inc. 5.40%, 09/15/40	200	264,958
3.13%, 12/15/49	1,240	1,218,522
Lowe’s Cos., Inc. 4.00%, 04/15/25	420	464,670
3.50%, 04/01/51	635	645,874

		3,255,570

Capital Markets — 1.1%
Ameriprise Financial, Inc., 3.00%, 04/02/25	930	989,473
Ares Capital Corp. 4.20%, 06/10/24	4,815	5,191,644
3.25%, 07/15/25	3,070	3,166,778
3.88%, 01/15/26	558	588,071

2

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Ares Capital Corp. (continued) 2.15%, 07/15/26	$1,542	$1,501,636
Brookfield Finance, Inc., 4.70%, 09/20/47	5	5,702
FS KKR Capital Corp. 4.63%, 07/15/24	950	1,008,550
4.13%, 02/01/25	680	699,183
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	1,795	1,814,261
Golub Capital BDC, Inc., 2.50%, 08/24/26	535	523,391
Nomura Holdings, Inc., 2.65%, 01/16/25	2,940	3,040,945

		18,529,634

Chemicals — 1.2%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	187	178,867
FMC Corp. 3.20%, 10/01/26	2,098	2,254,038
3.45%, 10/01/29	1,082	1,139,048
International Flavors & Fragrances, Inc., 3.20%, 05/01/23(e)	1,590	1,663,217
Methanex Corp., 5.25%, 12/15/29(e)	725	747,790
RPM International, Inc., 3.75%, 03/15/27(e)	1,000	1,100,553
Sherwin-Williams Co. 4.20%, 01/15/22	1,590	1,622,240
3.13%, 06/01/24	265	282,288
3.30%, 02/01/25	800	846,852
3.95%, 01/15/26	400	444,800
3.45%, 06/01/27(e)	4,710	5,140,393
2.95%, 08/15/29	1,330	1,385,081
4.50%, 06/01/47	770	899,530
3.80%, 08/15/49	710	752,289
Sherwin-Williams Co. (The), 3.30%, 05/15/50	520	513,147

		18,970,133

Commercial Services & Supplies — 0.0%
AMN Healthcare, Inc., 4.63%, 10/01/27(c)	130	132,925
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(c)	205	198,850
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	65,918

		397,693

Communications Equipment — 0.1%
Motorola Solutions, Inc. 4.60%, 02/23/28(e)	939	1,068,903
2.30%, 11/15/30	323	305,489

		1,374,392

Construction & Engineering — 0.2%
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23.	2,974	3,361,343
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(c)	200	205,000

		3,566,343

Construction Materials — 0.0%
Allegion US Holding Co., Inc., 3.55%, 10/01/27	125	133,667

Consumer Discretionary — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30(e)	2,290	2,323,860
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25(c)	1,350	1,574,437

		3,898,297

Consumer Finance — 1.5%
Block Financial LLC, 3.88%, 08/15/30	100	103,180
Equifax, Inc. 2.60%, 12/15/25	275	288,282

Security	Par (000)	Value

Consumer Finance (continued)
Equifax, Inc. (continued) 3.10%, 05/15/30	$530	$550,135
Global Payments, Inc. 4.00%, 06/01/23	1,400	1,498,887
1.20%, 03/01/26	5,500	5,414,328
3.20%, 08/15/29	205	215,908
IHS Markit Ltd. 4.13%, 08/01/23	1,244	1,333,083
4.75%, 08/01/28	2,105	2,431,359
4.25%, 05/01/29	40	45,057
Mastercard, Inc. 3.65%, 06/01/49	4,360	4,758,756
3.85%, 03/26/50	700	793,205
2.95%, 03/15/51	1,940	1,910,489
PayPal Holdings, Inc. 2.85%, 10/01/29	1,520	1,583,587
3.25%, 06/01/50	320	318,388
S&P Global, Inc. 2.95%, 01/22/27	685	730,924
2.30%, 08/15/60(e)	843	684,942
Visa, Inc. 3.65%, 09/15/47	1,065	1,177,247
2.00%, 08/15/50	235	190,135

		24,027,892

Containers & Packaging — 0.0%
Clearwater Paper Corp., 4.75%, 08/15/28(c)(e)	150	151,125

Diversified Financial Services — 7.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 09/15/23(e)	1,015	1,091,744
Air Lease Corp. 3.38%, 07/01/25	900	950,655
2.88%, 01/15/26	860	892,352
Aircastle Ltd., 4.25%, 06/15/26(e)	1,985	2,101,653
Ally Financial, Inc. 3.05%, 06/05/23	290	303,232
1.45%, 10/02/23	565	573,554
Banco Santander SA 3.50%, 04/11/22	600	618,128
2.75%, 05/28/25	1,600	1,671,727
2.75%, 12/03/30	400	381,010
Bank of America Corp.(a)
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23	1,095	1,138,849
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24	3,400	3,641,648
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30	175	194,230
(3 mo. LIBOR US + 1.32%), 4.08%, 04/23/40	70	77,525
(3 mo. LIBOR US + 1.81%), 4.24%, 04/24/38	2,550	2,900,810
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51	1,361	1,511,128
(SOFR + 0.74%), 0.81%, 10/24/24	2,545	2,551,308
(SOFR + 0.91%), 0.98%, 09/25/25(e)	950	947,530
(SOFR + 1.15%), 1.32%, 06/19/26	2,030	2,023,808
(SOFR + 1.65%), 3.48%, 03/13/52	595	606,297
(SOFR + 1.93%), 2.68%, 06/19/41	1,015	950,225
Bank of Nova Scotia, 1.05%, 03/02/26	1,000	984,099
Barclays PLC, (1 year CMT + 1.70%), 3.81%, 03/10/42(a)	233	228,256
Citigroup, Inc. 4.75%, 05/18/46(e)	1,080	1,287,032
4.65%, 07/23/48	160	196,331
(3 mo. LIBOR US + 0.72%), 3.14%, 01/24/23(a)	1,600	1,633,216
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(a)	2,805	3,001,937

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
(SOFR + 0.69%), 0.78%, 10/30/24(a)	$8,880	$8,873,966
(SOFR + 1.67%), 1.68%, 05/15/24(a)	800	816,296
(SOFR + 2.11%), 2.57%, 06/03/31(a)	1,100	1,099,140
(SOFR + 2.84%), 3.11%, 04/08/26(a)	1,630	1,739,965
CME Group, Inc., 5.30%, 09/15/43	663	895,705
Credit Suisse Group AG, 3.80%, 06/09/23	300	318,324
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	670	697,829
Deutsche Bank AG(a)
(SOFR + 1.87%), 2.13%, 11/24/26	1,330	1,333,347
(SOFR + 2.16%), 2.22%, 09/18/24	1,710	1,755,260
GE Capital International Funding Co., 4.42%, 11/15/35	810	927,256
Goldman Sachs Group, Inc. 3.75%, 05/22/25	1,820	1,986,793
3.75%, 02/25/26	1,900	2,087,268
3.50%, 11/16/26	365	395,606
3.85%, 01/26/27	1,090	1,195,687
2.60%, 02/07/30	6,060	6,133,702
3.80%, 03/15/30	2,010	2,213,855
6.75%, 10/01/37	500	706,811
5.15%, 05/22/45	503	628,735
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(a)	550	616,999
(3 mo. LIBOR US + 1.37%), 4.02%, 10/31/38(a)	500	554,455
(3 mo. LIBOR US + 1.43%), 4.41%, 04/23/39(a)	2,120	2,470,905
(SOFR + 0.61%), 0.86%, 02/12/26(a)	1,535	1,508,755
(SOFR + 1.09%), 1.99%, 01/27/32(a)	2,000	1,898,090
HSBC Holdings PLC, 6.50%, 05/02/36	100	131,116
Intercontinental Exchange, Inc. 0.70%, 06/15/23(e)	2,920	2,922,900
4.25%, 09/21/48	1,640	1,821,377
3.00%, 06/15/50	2,260	2,105,963
JPMorgan Chase & Co. 3.38%, 05/01/23	5,400	5,715,608
3.63%, 05/13/24	400	435,968
3.13%, 01/23/25	800	857,106
3.30%, 04/01/26	600	652,843
4.95%, 06/01/45(e)	340	424,202
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(a)	600	640,127
(3 mo. LIBOR US + 1.38%), 3.96%, 11/15/48(a)	7,055	7,780,296
(3 mo. LIBOR US + 1.46%), 4.03%, 07/24/48(a)	660	739,870
(SOFR + 1.51%), 2.74%, 10/15/30(a)	610	619,955
Kimberly-Clark Corp., 2.88%, 02/07/50	490	481,330
Lloyds Banking Group PLC, (1 year CMT + 0.55%), 0.70%, 05/11/24(a)	1,590	1,589,311
Mizuho Financial Group, Inc., (3 mo. LIBOR US + 0.99%), 1.24%, 07/10/24(a)	2,845	2,874,928
Morgan Stanley 3.88%, 01/27/26	200	222,388
6.38%, 07/24/42	460	670,884
4.30%, 01/27/45(e)	1,380	1,616,779
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(a)	1,840	2,043,482
(SOFR + 1.03%), 1.79%, 02/13/32(a)	2,505	2,338,064
(SOFR + 1.43%), 2.80%, 01/25/52(a)	1,060	975,694
(SOFR + 1.99%), 2.19%, 04/28/26(a)(e)	2,400	2,479,757
(SOFR + 4.84%), 5.60%, 03/24/51(a)(e)	2,020	2,813,249
Series I, (SOFR + 0.75%), 0.86%, 10/21/25(a)(e)	3,410	3,391,605
Nasdaq, Inc. 3.85%, 06/30/26	32	35,324

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq, Inc. (continued) 3.25%, 04/28/50	$195	$183,309
Natwest Group PLC, (1 year CMT + 2.15%), 2.36%, 05/22/24(a)	290	299,201
ORIX Corp., 2.90%, 07/18/22	405	417,289
Sumitomo Mitsui Financial Group, Inc. 2.35%, 01/15/25(e)	1,325	1,375,295
1.47%, 07/08/25	6,129	6,131,691

		128,099,944

Diversified Telecommunication Services — 1.5%
AT&T, Inc. 0.90%, 03/25/24	2,470	2,475,271
4.45%, 04/01/24	1,202	1,318,419
1.70%, 03/25/26	3,620	3,618,729
4.85%, 03/01/39	1,185	1,375,707
3.10%, 02/01/43	1,445	1,348,273
4.80%, 06/15/44	195	222,695
3.30%, 02/01/52	305	274,698
3.80%, 12/01/57(c)	238	226,430
3.50%, 02/01/61(e)	225	204,164
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	2,445	3,626,208
Switch Ltd., 3.75%, 09/15/28(c)(e)	865	851,783
Verizon Communications, Inc. 3.38%, 02/15/25	1,000	1,084,667
1.68%, 10/30/30(c)	2,797	2,594,878
4.50%, 08/10/33	2,600	3,019,954
4.13%, 08/15/46	430	470,829
4.86%, 08/21/46	875	1,049,690
2.88%, 11/20/50	170	151,093
3.55%, 03/22/51	285	284,600
3.00%, 11/20/60	430	373,314

		24,571,402

Education — 0.1%
Ford Foundation (The)(e)
Series 2020, 2.42%, 06/01/50.	5	4,510
Series 2020, 2.82%, 06/01/70	30	27,005
Georgetown University, Series 20A, 2.94%, 04/01/50(e)	27	24,950
Northwestern University, Series 2020, 2.64%, 12/01/50(e)	266	252,745
President and Fellows of Harvard College, 2.52%, 10/15/50(e)	54	50,366
University of Chicago (The)
Series 20B, 2.76%, 04/01/45	148	142,396
Series C, 2.55%, 04/01/50	157	142,147
Yale University, Series 2020, 2.40%, 04/15/50	272	249,469

		893,588

Electric Utilities — 3.3%
AEP Texas, Inc., Series I, 2.10%, 07/01/30	2,180	2,097,125
AEP Transmission Co. LLC, 3.15%, 09/15/49	30	29,299
Alabama Power Co., 3.45%, 10/01/49	370	377,265
Ameren Corp., 2.50%, 09/15/24	65	68,337
Ameren Illinois Co., 3.25%, 03/15/50	130	130,564
Appalachian Power Co. 3.40%, 06/01/25	800	860,182
Series X, 3.30%, 06/01/27(e)	1,190	1,280,550
Arizona Public Service Co. 3.15%, 05/15/25	400	430,361

4

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Arizona Public Service Co. (continued) 2.95%, 09/15/27	$800	$860,304
3.50%, 12/01/49(e)	240	244,671
3.35%, 05/15/50	120	118,915
Atlantic City Electric Co., 2.30%, 03/15/31	570	563,295
Avangrid, Inc., 3.80%, 06/01/29	600	660,019
Baltimore Gas & Electric Co.(e) 4.25%, 09/15/48	225	260,993
2.90%, 06/15/50	170	157,192
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	500	585,937
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26	800	840,434
CenterPoint Energy, Inc., 4.25%, 11/01/28	730	818,731
Commonwealth Edison Co. 3.70%, 08/15/28(e)	2,200	2,450,104
2.20%, 03/01/30(e)	500	495,758
4.00%, 03/01/49	90	100,951
3.13%, 03/15/51	70	67,915
Consolidated Edison Co. of New York, Inc.
Series 06-A, 5.85%, 03/15/36	1,000	1,288,583
Series A, 4.13%, 05/15/49	50	55,592
Series B, 3.13%, 11/15/27	800	861,412
Dominion Energy, Inc., 3.90%, 10/01/25	500	549,972
DTE Electric Co., 3.65%, 03/15/24	1,590	1,707,050
DTE Energy Co., Series D, 3.70%, 08/01/23	835	889,536
Duke Energy Corp. 2.65%, 09/01/26	1,000	1,046,333
4.20%, 06/15/49(e)	700	742,025
Duke Energy Florida LLC 3.80%, 07/15/28(e)	1,365	1,513,791
1.75%, 06/15/30	780	737,710
Duke Energy Ohio, Inc. 2.13%, 06/01/30	350	340,474
4.30%, 02/01/49(e)	100	113,969
Entergy Corp., 0.90%, 09/15/25	285	278,306
Entergy Texas, Inc., 3.55%, 09/30/49	520	516,589
Evergy Kansas Central, Inc. 2.55%, 07/01/26	800	838,233
3.45%, 04/15/50(e)	130	131,490
Evergy Metro, Inc., 3.65%, 08/15/25	300	328,200
Evergy, Inc., 2.90%, 09/15/29	50	50,957
Eversource Energy, Series M, 3.30%, 01/15/28	1,000	1,068,262
Florida Power & Light Co. 4.05%, 10/01/44	500	565,383
3.15%, 10/01/49	40	40,257
Georgia Power Co. 3.25%, 04/01/26	800	864,643
3.25%, 03/15/51	210	200,469
Interstate Power and Light Co., 2.30%, 06/01/30(e)	530	522,768
Kentucky Utilities Co., 3.30%, 06/01/50(e)	320	311,375
MidAmerican Energy Co. 3.10%, 05/01/27(e)	800	867,010
3.15%, 04/15/50	490	481,548
National Rural Utilities Cooperative Finance Corp., 3.70%, 03/15/29	680	744,514
Nevada Power Co., Series DD, 2.40%, 05/01/30	440	438,492
NextEra Energy Capital Holdings, Inc. 3.55%, 05/01/27	645	707,903
2.25%, 06/01/30(e)	1,070	1,046,893

Security	Par (000)	Value

Electric Utilities (continued)
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(c)	$1,300	$1,405,625
Northern States Power Co., 2.60%, 06/01/51	305	273,120
Oglethorpe Power Corp., 5.05%, 10/01/48(e)	130	153,057
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49	320	347,907
Pacific Gas and Electric Co. 1.75%, 06/16/22	500	500,759
3.15%, 01/01/26	510	531,219
2.10%, 08/01/27(e)	65	63,640
4.50%, 07/01/40	240	243,488
3.30%, 08/01/40	90	81,461
4.95%, 07/01/50(e)	400	411,078
3.50%, 08/01/50	340	295,040
PacifiCorp, 4.13%, 01/15/49	280	311,813
PECO Energy Co. 2.80%, 06/15/50	355	330,630
3.05%, 03/15/51	70	68,398
PPL Electric Utilities Corp. 2.50%, 09/01/22(e)	400	409,516
3.00%, 10/01/49	275	261,052
Public Service Co. of Colorado 3.70%, 06/15/28	1,800	1,991,050
4.05%, 09/15/49(e)	20	22,851
Public Service Electric & Gas Co. 2.25%, 09/15/26	800	836,794
3.00%, 05/15/27(e)	500	536,678
3.70%, 05/01/28(e)	800	881,442
2.05%, 08/01/50(e)	105	84,473
Puget Sound Energy, Inc., 3.25%, 09/15/49	390	375,104
San Diego Gas & Electric Co., 2.50%, 05/15/26	400	417,677
Sempra Energy, 3.75%, 11/15/25	200	219,474
Southern California Edison Co. 3.65%, 02/01/50(e)	100	98,923
Series B, 4.88%, 03/01/49	260	301,815
Series C, 4.13%, 03/01/48	370	387,697
Southern Co., 3.25%, 07/01/26	2,400	2,568,904
Tampa Electric Co., 3.45%, 03/15/51	35	35,328
Tucson Electric Power Co., 1.50%, 08/01/30	190	175,974
Union Electric Co., 4.00%, 04/01/48	230	256,725
Virginia Electric & Power Co. 3.30%, 12/01/49	610	606,672
Series A, 3.80%, 04/01/28	1,750	1,932,540
Wisconsin Electric Power Co., 3.10%, 06/01/25(e)	800	851,308
Wisconsin Power & Light Co., 3.05%, 10/15/27	1,090	1,163,800
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	85,998
Xcel Energy, Inc. 4.00%, 06/15/28	900	999,414
3.50%, 12/01/49	50	50,033

		53,917,118

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.05%, 03/01/25	300	309,516
Keysight Technologies, Inc., 4.60%, 04/06/27	1,225	1,402,392
Xerox Holdings Corp., 5.50%, 08/15/28(c)	700	724,721

		2,436,629

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47.	850	906,090

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy Equipment & Services (continued)
Halliburton Co., 5.00%, 11/15/45	$140	$156,079
NOV, Inc., 3.60%, 12/01/29	99	99,564

		1,161,733

Environmental, Maintenance, & Security Service — 0.1%
Waste Connections, Inc., 2.60%, 02/01/30	305	306,300
Waste Management, Inc., 2.40%, 05/15/23	1,000	1,036,813

		1,343,113

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.
3.38%, 10/15/26(e)	110	118,959
3.70%, 10/15/49	190	192,047
Brixmor Operating Partnership LP, 4.05%, 07/01/30	130	140,031
Camden Property Trust, 2.80%, 05/15/30	240	246,197
Crown Castle International Corp., 3.70%, 06/15/26	1,000	1,093,933
Equinix, Inc., 2.63%, 11/18/24	900	948,303
Essex Portfolio LP, 1.70%, 03/01/28	1,255	1,208,266
Federal Realty Investment Trust, 3.50%, 06/01/30	210	220,033
Iron Mountain, Inc., 4.50%, 02/15/31(c)	350	346,010
Life Storage LP, 2.20%, 10/15/30	735	694,288
Omega Healthcare Investors, Inc., 4.95%, 04/01/24	1,400	1,525,541
Public Storage
3.09%, 09/15/27(e)	2,500	2,707,389
3.39%, 05/01/29	1,640	1,789,762
Service Properties Trust, 4.65%, 03/15/24	800	800,000
Simon Property Group LP, 3.50%, 09/01/25(e)	1,065	1,153,050
Weyerhaeuser Co., 4.00%, 04/15/30	1,390	1,536,488

		14,720,297

Food & Staples Retailing — 0.5%
Costco Wholesale Corp., 1.75%, 04/20/32	3,135	2,979,917
General Mills, Inc., 2.88%, 04/15/30(e)	840	867,180
Kellogg Co., 2.65%, 12/01/23	918	964,366
Kraft Heinz Foods Co.
4.25%, 03/01/31	1,200	1,321,124
4.88%, 10/01/49	925	1,037,492
Sysco Corp., 3.30%, 07/15/26	800	861,411

		8,031,490

Food Products — 0.0%
Flowers Foods, Inc., 2.40%, 03/15/31	435	424,330
Hershey Co., 2.65%, 06/01/50(e)	105	94,700

		519,030

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories, 3.40%, 11/30/23(e)	910	975,115
Baxter International, Inc., 2.60%, 08/15/26	1,702	1,807,775
DH Europe Finance II Sarl, 3.40%, 11/15/49	855	865,676
PerkinElmer, Inc., 2.55%, 03/15/31	50	49,535
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25	275	305,373
2.95%, 09/19/26(e)	400	428,263
4.50%, 03/25/30	120	139,708
4.10%, 08/15/47	3,055	3,545,460
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/30	310	331,422

		8,448,327

Health Care Providers & Services — 1.3%
AmerisourceBergen Corp.
3.45%, 12/15/27	1,427	1,553,599
2.80%, 05/15/30(e)	1,855	1,891,122
2.70%, 03/15/31	710	708,398
Anthem, Inc., 3.35%, 12/01/24	1,395	1,508,882

Security	Par (000)	Value

Health Care Providers & Services (continued)
Baylor Scott & White Holdings, 2.84%, 11/15/50	$92	$86,575
CommonSpirit Health, 3.91%, 10/01/50	339	345,341
DaVita, Inc., 3.75%, 02/15/31(c)	285	271,813
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50(e)	58	54,085
HCA, Inc.
5.50%, 06/15/47	2,949	3,667,949
5.25%, 06/15/49	1,110	1,358,273
Humana, Inc.
3.85%, 10/01/24	1,000	1,092,060
4.95%, 10/01/44	1,370	1,644,895
McKesson Corp., 0.90%, 12/03/25(e)	1,465	1,434,548
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50(e)	46	44,133
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50(e)	87	80,142
Molina Healthcare, Inc., 3.88%, 11/15/30(c)	800	823,000
Sutter Health, Series 20A, 3.36%, 08/15/50	54	53,436
UnitedHealth Group, Inc.
2.38%, 08/15/24	1,035	1,089,911
3.10%, 03/15/26	150	162,907
4.75%, 07/15/45	800	1,008,115
2.90%, 05/15/50(e)	410	392,622
3.13%, 05/15/60(e)	730	716,632
Universal Health Services, Inc., 2.65%, 10/15/30(c)(e)	1,630	1,573,789

		21,562,227

Health Care Technology — 0.0%
Banner Health, Series 2020, 3.18%, 01/01/50(e)	119	119,414

Hotels, Restaurants & Leisure — 0.5%
Choice Hotels International, Inc., 3.70%, 12/01/29	1,065	1,116,078
GLP Capital LP/GLP Financing II, Inc., 5.38%, 04/15/26	380	426,683
Las Vegas Sands Corp., 3.50%, 08/18/26(e)	2,535	2,643,203
Marriott International, Inc., 2.85%, 04/15/31	1,150	1,128,664
McDonald’s Corp.
1.45%, 09/01/25(e)	375	378,585
3.70%, 01/30/26	1,000	1,102,112
3.50%, 03/01/27(e)	278	304,773
3.80%, 04/01/28	290	321,004
6.30%, 10/15/37	310	428,748
Starbucks Corp., 3.55%, 08/15/29(e)	540	590,342

		8,440,192

Household Durables — 0.0%
NVR, Inc., 3.00%, 05/15/30	785	805,680

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc., 3.63%, 02/15/31(c)	1,250	1,218,750

Insurance — 1.6%
Aflac, Inc., 4.75%, 01/15/49	2,220	2,751,489
Aon PLC, 3.88%, 12/15/25(e)	3,400	3,757,025
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(e)	1,990	1,857,213
4.20%, 08/15/48	1,045	1,205,775
Berkshire Hathaway, Inc., 3.13%, 03/15/26	355	386,478
Chubb INA Holdings, Inc., 3.35%, 05/15/24(e)	660	710,279
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31(c)	2,245	2,236,545
Fidelity National Financial, Inc., 5.50%, 09/01/22	120	128,127
Marsh & McLennan Cos, Inc., 4.75%, 03/15/39(e)	111	136,851

6

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.
4.20%, 03/01/48	$1,715	$1,986,165
4.90%, 03/15/49(e)	5,185	6,619,252
MetLife, Inc., 4.05%, 03/01/45(e)	630	714,703
Progressive Corp., 4.13%, 04/15/47	2,320	2,666,927
Willis North America, Inc., 2.95%, 09/15/29	940	970,652

		26,127,481

Interactive Media & Services — 0.3%
Alphabet, Inc.
2.00%, 08/15/26(e)	800	832,895
2.25%, 08/15/60	335	273,373
Baidu, Inc, 1.72%, 04/09/26	2,035	2,020,226
eBay, Inc., 2.70%, 03/11/30	1,210	1,222,575

		4,349,069

Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd.
4.50%, 11/28/34(e)	300	341,409
4.00%, 12/06/37	1,470	1,578,743
4.20%, 12/06/47	1,680	1,842,263
JD.com, Inc., 4.13%, 01/14/50	945	949,007

		4,711,422

Internet Software & Services — 0.0%
Booking Holdings, Inc., 4.63%, 04/13/30	315	366,930
Expedia Group, Inc., 2.95%, 03/15/31(c)	440	433,972

		800,902

IT Services — 0.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(c)	140	140,735
Citrix Systems, Inc., 1.25%, 03/01/26	2,715	2,669,056
International Business Machines Corp., 4.25%, 05/15/49(e)	330	379,872
j2 Global, Inc., 4.63%, 10/15/30(c)	1,250	1,262,500
Verisk Analytics, Inc.
4.00%, 06/15/25	1,400	1,544,047
4.13%, 03/15/29(e)	2,436	2,707,012

		8,703,222

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.30%, 03/12/31	2,495	2,429,464

Machinery — 0.2%
Caterpillar, Inc., 1.90%, 03/12/31	2,050	1,973,041
Deere & Co., 2.75%, 04/15/25	215	228,838
Otis Worldwide Corp.
3.11%, 02/15/40	70	68,912
3.36%, 02/15/50(e)	840	819,831

		3,090,622

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22	200	208,591
4.91%, 07/23/25	1,350	1,530,423
5.38%, 04/01/38	640	754,335
3.70%, 04/01/51	410	383,475
Comcast Corp.
3.70%, 04/15/24	1,750	1,911,224
3.38%, 02/15/25	1,590	1,730,057
2.35%, 01/15/27(e)	400	417,538
4.15%, 10/15/28	200	228,886
2.65%, 02/01/30	125	127,960

Security	Par (000)	Value

Media (continued)
Comcast Corp. (continued)
4.60%, 10/15/38	$1,200	$1,448,506
3.25%, 11/01/39	255	262,687
2.65%, 08/15/62(e)	1,560	1,323,586
Fox Corp., 4.03%, 01/25/24	1,040	1,129,672
TEGNA, Inc., 4.75%, 03/15/26(c)	480	509,400
Thomson Reuters Corp.
3.85%, 09/29/24	800	868,588
3.35%, 05/15/26	800	864,528
Time Warner Cable LLC, 4.50%, 09/15/42	700	748,167
WMG Acquisition Corp., 3.00%, 02/15/31(c)(e)	1,030	978,809

		15,426,432

Metals & Mining — 0.6%
ArcelorMittal SA, 4.25%, 07/16/29	160	171,252
Freeport-McMoRan, Inc., 5.45%, 03/15/43	400	481,200
Newmont Corp., 2.25%, 10/01/30	695	677,025
Southern Copper Corp.
3.88%, 04/23/25	922	1,009,302
5.88%, 04/23/45	793	1,036,122
Vale Overseas Ltd.
3.75%, 07/08/30	2,662	2,768,214
6.88%, 11/21/36	395	521,400
6.88%, 11/10/39	757	1,005,410
Vale SA, 5.63%, 09/11/42(e)	1,070	1,281,057

		8,950,982

Multi-Utilities — 0.4%
Atmos Energy Corp.
3.00%, 06/15/27	400	426,776
1.50%, 01/15/31	760	694,225
National Fuel Gas Co., 2.95%, 03/01/31	335	322,593
NiSource, Inc.
3.60%, 05/01/30	60	65,031
1.70%, 02/15/31	610	564,994
3.95%, 03/30/48	310	325,904
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29(e)	1,500	1,618,290
Southern California Gas Co.
Series TT, 2.60%, 06/15/26	800	843,230
Series XX, 2.55%, 02/01/30	730	732,915
Southwest Gas Corp.
3.70%, 04/01/28	230	249,028
2.20%, 06/15/30(e)	85	82,453
Washington Gas Light Co., 3.65%, 09/15/49	30	31,660

		5,957,099

Oil, Gas & Consumable Fuels — 1.9%
Apache Corp., 4.88%, 11/15/27	825	845,625
Cenovus Energy, Inc., 5.38%, 07/15/25	1,150	1,292,387
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	2,900	3,316,495
3.70%, 11/15/29(e)	1,636	1,724,276
Cheniere Energy, Inc., 4.63%, 10/15/28(c)	1,250	1,298,175
Chevron Corp.
1.55%, 05/11/25	550	561,222
2.24%, 05/11/30	165	164,171
2.98%, 05/11/40	70	69,313
3.08%, 05/11/50(e)	60	57,357
Chevron USA, Inc., 5.25%, 11/15/43	370	478,695
CNOOC Finance USA LLC, Series 2015, 3.50%, 05/05/25(e)	600	636,563
CNX Resources Corp., 7.25%, 03/14/27(c)(e)	750	805,582

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc., 4.38%, 01/15/28(e)	$1,200	$1,261,800
Diamondback Energy, Inc., 4.40%, 03/24/51	185	189,527
Energy Transfer Operating LP, 5.00%, 05/15/50	450	465,410
Equinor ASA
3.25%, 11/10/24(e)	400	433,009
3.25%, 11/18/49	500	489,578
Exxon Mobil Corp.
2.99%, 03/19/25	2,170	2,325,336
3.45%, 04/15/51	835	843,226
MPLX LP
4.88%, 12/01/24	209	234,583
4.50%, 04/15/38	125	136,556
5.20%, 03/01/47	70	80,069
4.70%, 04/15/48	105	113,599
5.50%, 02/15/49	285	334,824
Occidental Petroleum Corp.
8.50%, 07/15/27	630	746,550
8.88%, 07/15/30	975	1,229,475
ONEOK Partners LP
3.38%, 10/01/22	1,000	1,033,119
4.90%, 03/15/25	2,000	2,221,563
6.13%, 02/01/41	75	87,866
ONEOK, Inc.
2.75%, 09/01/24	1,475	1,547,385
7.15%, 01/15/51	80	107,864
Pioneer Natural Resources Co., 2.15%, 01/15/31	700	661,791
Rockies Express Pipeline LLC, 4.95%, 07/15/29(c)	750	765,926
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	569	624,238
Southwestern Energy Co., 8.38%, 09/15/28	140	153,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	1,100	1,155,000
TransCanada PipeLines Ltd., 3.75%, 10/16/23	800	853,176
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/50	95	97,112
Western Midstream Operating LP, 5.30%, 02/01/30	1,150	1,248,762
Williams Cos., Inc., 5.10%, 09/15/45(e)	801	918,577

		31,609,432

Personal Products — 0.1%
Unilever Capital Corp., 2.00%, 07/28/26(e)	800	827,253

Pharmaceuticals — 1.7%
AbbVie, Inc.
2.60%, 11/21/24	3,520	3,716,410
3.20%, 11/21/29	1,045	1,111,642
4.05%, 11/21/39	890	996,449
4.25%, 11/21/49	320	362,091
AstraZeneca PLC
3.50%, 08/17/23(e)	1,200	1,278,686
3.13%, 06/12/27	1,490	1,603,488
Bristol-Myers Squibb Co., 3.45%, 11/15/27	557	612,496
Cigna Corp., 3.75%, 07/15/23	444	474,835
CVS Health Corp.
3.00%, 08/15/26	75	80,141
4.78%, 03/25/38	1,050	1,239,195
Eli Lilly & Co., 2.75%, 06/01/25(e)	378	402,163
Johnson & Johnson
2.95%, 03/03/27	2,530	2,761,768
3.70%, 03/01/46	1,329	1,485,141
2.25%, 09/01/50(e)	320	284,692

Security	Par (000)	Value

Pharmaceuticals (continued)
Johnson & Johnson (continued)
2.45%, 09/01/60	$250	$221,519
Merck & Co., Inc.
2.75%, 02/10/25(e)	800	852,760
0.75%, 02/24/26(e)	5,085	5,018,574
4.00%, 03/07/49	330	381,325
Novartis Capital Corp., 2.75%, 08/14/50	1,086	1,030,771
Pfizer, Inc., 7.20%, 03/15/39	80	125,394
Viatris, Inc., 1.65%, 06/22/25(c)	180	180,636
Zoetis, Inc.
3.00%, 09/12/27	1,800	1,926,191
3.90%, 08/20/28	5	5,560
3.00%, 05/15/50	1,130	1,075,979

		27,227,906

Producer Durables: Miscellaneous — 0.6%
Oracle Corp.
2.50%, 04/01/25	4,025	4,229,138
2.95%, 05/15/25	800	852,051
2.88%, 03/25/31	3,580	3,644,201
3.95%, 03/25/51	1,100	1,133,951

		9,859,341

Road & Rail — 0.3%
Burlington Northern Santa Fe LLC(e)
3.00%, 04/01/25	800	861,183
3.05%, 02/15/51	990	957,549
CSX Corp., 2.60%, 11/01/26	800	845,438
Union Pacific Corp.
2.75%, 04/15/23	1,590	1,653,358
3.25%, 08/15/25	400	432,421

		4,749,949

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc., 2.95%, 04/01/25	225	239,118
Broadcom, Inc.
3.15%, 11/15/25	198	211,035
4.15%, 11/15/30	2,105	2,272,053
4.30%, 11/15/32	3,395	3,696,260
3.42%, 04/15/33(c)	1,192	1,195,414
3.47%, 04/15/34(c)	1,120	1,123,830
3.50%, 02/15/41(c)	470	450,139
3.75%, 02/15/51(c)	1,315	1,257,424
Flex Ltd., 3.75%, 02/01/26	230	248,885
Intel Corp., 3.40%, 03/25/25(e)	4,490	4,886,131
Maxim Integrated Products, Inc., 3.38%, 03/15/23(e)	1,000	1,047,096
Micron Technology, Inc.
2.50%, 04/24/23	940	975,617
4.19%, 02/15/27	280	310,883
4.66%, 02/15/30	1,025	1,164,335
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(c)(e)	190	199,265
ON Semiconductor Corp., 3.88%, 09/01/28(c)	1,500	1,542,975
Qorvo, Inc., 3.38%, 04/01/31(c)	250	244,973
Sensata Technologies, Inc., 4.38%, 02/15/30(c)(e)	800	838,000
Texas Instruments, Inc., 1.75%, 05/04/30	730	702,171

		22,605,604

Software — 1.1%
Activision Blizzard, Inc.
1.35%, 09/15/30	365	329,737
2.50%, 09/15/50	645	541,271

8

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Electronic Arts, Inc.
1.85%, 02/15/31	$1,310	$1,235,258
2.95%, 02/15/51(e)	765	706,630
Intuit, Inc.
0.95%, 07/15/25(e)	405	401,855
1.35%, 07/15/27	1,410	1,386,526
1.65%, 07/15/30	1,415	1,342,067
Microsoft Corp., 2.70%, 02/12/25(e)	800	855,332
Roper Technologies, Inc.
3.65%, 09/15/23	800	857,224
3.80%, 12/15/26	1,000	1,109,669
ServiceNow, Inc., 1.40%, 09/01/30(e)	5,872	5,307,580
VMware, Inc., 2.95%, 08/21/22	3,800	3,918,736

		17,991,885

Specialty Retail — 0.1%
QVC, Inc., 4.38%, 09/01/28	1,700	1,713,473

Technology Hardware, Storage & Peripherals — 1.0%
Adobe, Inc.
1.90%, 02/01/25	745	770,202
2.15%, 02/01/27	2,090	2,156,530
Apple, Inc., 3.00%, 06/20/27	925	1,003,616
Dell International LLC/EMC Corp.(c)
5.85%, 07/15/25	230	268,132
8.10%, 07/15/36	235	344,209
8.35%, 07/15/46	2,960	4,503,323
Hewlett Packard Enterprise Co., 4.45%, 10/02/23	3,690	4,009,457
HP, Inc.
2.20%, 06/17/25	1,030	1,063,097
3.00%, 06/17/27	1,250	1,321,011
3.40%, 06/17/30	365	381,039
6.00%, 09/15/41	83	104,561
NetApp, Inc., 2.38%, 06/22/27	165	168,549

		16,093,726

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc.
2.40%, 03/27/25	245	258,247
3.25%, 03/27/40	2,075	2,178,639
Ralph Lauren Corp., 1.70%, 06/15/22	1,305	1,325,699
VF Corp., 2.05%, 04/23/22	3,525	3,582,755

		7,345,340

Tobacco — 1.1%
Altria Group, Inc.
4.80%, 02/14/29	2,415	2,774,853
2.45%, 02/04/32	3,380	3,229,184
5.80%, 02/14/39	1,127	1,375,255
4.45%, 05/06/50	215	222,399
3.70%, 02/04/51	730	665,069
4.00%, 02/04/61	365	337,436
BAT Capital Corp.
4.39%, 08/15/37	510	534,696
3.73%, 09/25/40	125	119,010
Philip Morris International, Inc.
0.88%, 05/01/26	2,670	2,592,706
2.10%, 05/01/30	1,220	1,177,005
6.38%, 05/16/38(e)	2,010	2,776,010

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued) 4.25%, 11/10/44	$1,220	$1,356,854
Reynolds American, Inc., 5.85%, 08/15/45	420	495,064

		17,655,541

Transportation Infrastructure — 0.1%
United Parcel Service, Inc., 5.30%, 04/01/50(e)	1,775	2,407,086

Utilities — 0.2%
American Water Capital Corp., 2.80%, 05/01/30(e)	270	277,679
Essential Utilities, Inc.
3.57%, 05/01/29(e)	1,030	1,108,560
2.70%, 04/15/30	380	383,025
Vistra Operations Co. LLC, 5.00%, 07/31/27(c)	1,250	1,287,525

		3,056,789

Wireless Telecommunication Services — 0.7%
American Tower Corp., 1.30%, 09/15/25	680	677,069
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,270	1,352,215
Crown Castle International Corp.
3.20%, 09/01/24	625	671,167
1.35%, 07/15/25	2,205	2,200,384
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28(e)	1,145	1,320,838
5.30%, 01/15/29(e)	2,545	2,852,818
4.00%, 01/15/31	1,258	1,300,112
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(c)	208	209,056
T-Mobile USA, Inc., 3.50%, 04/15/25(c)(e)	25	26,972
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(c)	155	153,062
VICI Properties LP/VICI Note Co., Inc., 4.13%, 08/15/30(c)	500	504,350

		11,268,043

Total Corporate Bonds — 43.3% (Cost: $690,951,926)		704,728,732

Foreign Agency Obligations

Indonesia — 0.0%
Indonesia Government International Bond
4.75%, 07/18/47(c)	500	563,125
3.05%, 03/12/51(e)	200	197,750

		760,875

Israel — 0.0%
State of Israel, 3.38%, 01/15/50	390	391,828

Mexico — 0.2%
Mexico Government International Bond
4.15%, 03/28/27(e)	1,145	1,269,805
6.05%, 01/11/40(e)	100	119,688
4.50%, 01/31/50(e)	590	596,084
3.77%, 05/24/61	735	647,489

		2,633,066

Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60(e)	830	822,997

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Peru — 0.1%
Peruvian Government International Bond, 3.55%, 03/10/51	$900	$876,150

Philippines — 0.0%
Philippine Government International Bond, 2.65%, 12/10/45	200	179,049

Uruguay — 0.1%
Uruguay Government International Bond
5.10%, 06/18/50(e)	1,200	1,484,625
4.98%, 04/20/55	50	61,094

		1,545,719

Total Foreign Agency Obligations — 0.4% (Cost: $6,984,837)		7,209,684

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49(e)	500	772,750
Series S-1, 6.92%, 04/01/40	50	71,876
California State University, Refunding RB, Series B, 2.98%, 11/01/51	595	584,397
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50(e)	320	307,088
Series N, 3.26%, 05/15/60	230	230,023
Series N, 3.71%, 05/15/20	85	81,745
State of California, GO, BAB(e) 7.55%, 04/01/39	1,025	1,660,602
7.60%, 11/01/40	500	829,265
State of California, Refunding GO, 3.50%, 04/01/28	500	559,605
University of California, RB, Series AD, 4.86%, 05/15/12	165	207,591
University of California, Refunding RB, Series J, 4.13%, 05/15/45	150	171,864

		5,476,806

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, Refunding RB, Series D, Subordinate Lien, 3.21%, 10/01/48	200	203,604

Florida — 0.0%
State Board of Administration Finance Corp., RB,
Series A, 2.15%, 07/01/30	119	118,097

Illinois — 0.1%
Chicago O’Hare International Airport, RB, Series C, Senior Lien, 4.47%, 01/01/49	310	378,643
State of Illinois, GO, 5.10%, 06/01/33	255	286,990

		665,633

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	112,305
Series D, 3.20%, 07/01/50	80	77,402

		189,707

Security	Par (000)	Value

Massachusetts — 0.0%
Commonwealth of Massachusetts, GO, Series H, 2.90%, 09/01/49	$545	$549,889

New Jersey — 0.1%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	550	842,826

New York — 0.2%
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	355	485,562
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37	110	142,537
New York City Water & Sewer System, Refunding RB, 5.88%, 06/15/44(e)	500	726,060
New York State Dormitory Authority, Refunding RB, Series B, 3.14%, 07/01/43(e)	255	252,422
Port Authority of New York & New Jersey, ARB, Consolidated, 192nd Series, 4.81%, 10/15/65	50	65,024
Port Authority of New York & New Jersey, RB
191th Series, 4.82%, 06/01/45	200	220,742
210th Series, 4.03%, 09/01/48(e)	1,000	1,139,970

		3,032,317

Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	78,274

Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	405	369,437
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	400	402,460
Texas Transportation Commission State Highway Fund, Refunding RB, 4.00%, 10/01/33	690	825,550
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	465	448,902

		2,046,349

Total Municipal Bonds — 0.8% (Cost: $12,747,912)		13,203,502

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 5.8%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, (6 mo. LIBOR US + 1.50%), 1.72%, 10/25/34(a)	30	30,253
Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.00%, 02/25/21	2	2,447
Citigroup Mortgage Loan Trust(a)(c) Series 2013-A, Class A, 3.00%, 05/25/42	8	8,085
Series 2014-A, Class A, 4.00%, 01/25/35	55	58,418
Connecticut Avenue Securities Trust(a)(c)
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 2.51%, 04/25/31	6,521	6,530,739
Series 2019-R01, Class 2ED2, (1 mo. LIBOR US + 1.15%), 1.26%, 07/25/31	4,448	4,436,801
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 2.56%, 07/25/31	5,182	5,192,052

10

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(c) (continued)
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 2.41%, 08/25/31	$6,107	$6,116,400
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 2.26%, 09/25/31	3,573	3,581,357
Series 2019-R05, Class 1J1, 2.38%, 07/25/39	3,333	3,293,770
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.11%, 07/25/39	4,358	4,358,111
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.11%, 09/25/39	3,416	3,278,668
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.21%, 09/25/39	6,461	6,470,895
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 2.21%, 10/25/39	3,384	3,386,954
Series 2020-R01, Class 1M1, (1 mo. LIBOR US + 0.80%), 0.91%, 01/25/40	498	497,867
Series 2020-R02, Class 2M1, (1 mo. LIBOR US + 0.75%), 0.86%, 01/25/40	1,107	1,106,956
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	7	5,868
Fannie Mae Connecticut Avenue Securities(a)
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.20%), 2.31%, 01/25/30	6,752	6,817,236
Series 2018-C01, Class 1EA1, (1 mo. LIBOR US + 0.45%), 0.56%, 07/25/30	972	943,261
Freddie Mac, Series 2017-HQA3, Class M2, (1 mo. LIBOR US + 2.35%), 2.46%, 04/25/30(a)	5,552	5,621,732
Freddie Mac STACR REMIC Trust(a)(c)
Series 2020-DNA3, Class M2, (1 mo. LIBOR US + 3.00%), 3.11%, 06/25/50	7,414	7,452,020
Series 2020-DNA5, Class M1, (30 day SOFR + 1.30%), 1.32%, 10/25/50	160	159,541
Series 2020-DNA6, Class M1, (30 day SOFR + 0.90%), 0.92%, 12/25/50	4,882	4,884,677
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
(30 day SOFR + 0.80%), 0.82%, 08/25/33(c)	5,770	5,766,541
Series 2016-DNA1, Class M3, (1 mo. LIBOR US + 5.55%), 5.66%, 07/25/28	1,731	1,818,543
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.25%), 3.36%, 07/25/29	990	1,017,194
Series 2017-DNA2, Class M1, (1 mo. LIBOR US + 1.20%), 1.31%, 10/25/29	236	235,955
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 3.56%, 10/25/29	1,370	1,419,700
Series 2017-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.86%, 03/25/30	228	228,321
Series 2020-HQA5, Class M1, (30 day SOFR + 1.10%), 1.12%, 11/25/50(c)	2,158	2,160,261
STACR Trust(a)(c)
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 0.86%, 09/25/48	17	17,006
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 1.76%, 04/25/43	4,865	4,832,898

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
STACR Trust(a)(c) (continued)
Series 2018-HRP1, Class M2B, (1 mo. LIBOR US + 1.65%), 1.76%, 04/25/43	$1,685	$1,663,753
Series 2018-HRP2, Class M2, (1 mo. LIBOR US + 1.25%), 1.36%, 02/25/47	1,592	1,594,609

		94,988,889

Commercial Mortgage-Backed Securities — 4.5%
Bank
Series 2019-BN23, Class A3, 2.92%, 12/15/52	2,230	2,328,485
Series 2020-BN28, Class A4, 1.84%, 03/15/63	2,100	2,004,598
Series 2020-BN29, Class A4, 2.00%, 11/15/53	1,740	1,677,721
Barclays Commercial Mortgage Trust, Series 2019- C4, Class A5, 2.92%, 08/15/52	1,400	1,454,068
BBCMS Mortgage Trust, Series 2020-C8, Class A5, 2.04%, 10/15/53	2,970	2,874,497
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	1,290	1,463,481
Series 2019-B15, Class A5, 2.93%, 12/15/72	2,050	2,141,865
Series 2020-B19, Class A5, 1.85%, 09/15/53	4,550	4,365,319
Series 2020-B20, Class A5, 2.03%, 10/15/53	3,190	3,093,610
Series 2020-B21, Class A5, 1.98%, 12/17/53	3,020	2,911,411
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AJ, 5.48%, 10/15/49	24	20,918
Series 2016-GC36, Class A5, 3.62%, 02/10/49	550	601,512
Series 2017-P8, Class AS, 3.79%, 09/15/50(a)	2,090	2,287,539
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	1,717	1,716,920
Commercial Mortgage Trust
Series 2012-CR3, Class AM, 3.42%, 10/15/45(c)	1,680	1,705,021
Series 2013-CR11, Class B, 5.11%, 08/10/50(a)	380	410,175
Series 2013-LC6, Class AM, 3.28%, 01/10/46	400	415,421
Series 2014-CR17, Class A5, 3.98%, 05/10/47	670	727,972
Commission Mortgage Trust, 3.51%, 09/10/50	1,290	1,409,430
Eleven Madison Avenue Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(a)(c)	150	162,590
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AS, 4.09%, 05/10/45	280	286,711
Series 2013-GC13, Class A5, 4.05%, 07/10/46(a) .	170	181,680
Series 2014-GC20, Class A5, 4.00%, 04/10/47	730	785,404
Series 2015-GC30, Class B, 4.03%, 05/10/50(a)	300	318,642
Series 2015-GS1, Class A3, 3.73%, 11/10/48	2,030	2,230,253
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, 4.13%, 08/15/46(a)	430	453,475
Series 2013-C17, Class A3, 3.93%, 01/15/47	1,225	1,293,004
Series 2014-C25, Class AS, 4.07%, 11/15/47	2,180	2,361,637
Series 2015-C30, Class A5, 3.82%, 07/15/48	1,780	1,957,683
Series 2015-C33, Class A4, 3.77%, 12/15/48	2,360	2,597,814
Series 2016-C1, Class A5, 3.58%, 03/15/49	810	884,889
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class B, 5.67%, 05/12/45(a)	210	10,823
Series 2011-C5, Class A3, 4.17%, 08/15/46	42	41,597
Series 2012-CBX, Class AS, 4.27%, 06/15/45	350	361,977
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A4, 4.04%, 11/15/46	460	495,225
Series 2013-C9, Class A4, 3.10%, 05/15/46	2,270	2,368,068
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4, 3.24%, 03/15/45	678	687,548
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	550	603,456

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust (continued)
Series 2015-UBS8, Class A3, 3.54%, 12/15/48	$3,010	$3,238,616
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	1,035,509
Series 2020-L4, Class A3, 2.70%, 02/15/53	3,070	3,149,788
Wells Fargo Commercial Mortgage Trust 2.09%, 07/15/53	2,430	2,359,491
Series 2014-LC18, Class AS, 3.81%, 12/15/47	510	549,696
Series 2015-C26, Class AS, 3.58%, 02/15/48	1,380	1,481,350
Series 2018-C46, Class AS, 4.38%, 08/15/51	2,670	3,031,308
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,880	2,897,629
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class AS, 3.24%, 12/15/45	460	469,138
Series 2012-C8, Class AS, 3.66%, 08/15/45	640	659,604
Series 2013-C18, Class A5, 4.16%, 12/15/46(a)	620	672,079
Series 2014-C23, Class A4, 3.65%, 10/15/57	301	325,372
Series 2014-C23, Class AS, 4.21%, 10/15/57(a)	1,140	1,245,565

		72,807,584

Total Non-Agency Mortgage-Backed Securities — 10.3% (Cost: $168,962,137)		167,796,473

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations(a) — 5.4%
Connecticut Avenue Securities Trust, Series 2019- R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 2.21%, 06/25/39(c)	5,776	5,787,687
Fannie Mae Connecticut Avenue Securities
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 4.36%, 01/25/29	3,133	3,259,081
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 4.56%, 01/25/29	298	309,823
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 3.66%, 07/25/29	199	200,529
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.11%, 10/25/29	4,800	4,906,848
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 2.31%, 01/25/30	372	372,583
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 2.76%, 02/25/30	176	177,798
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 2.61%, 05/25/30	2,971	2,986,101
Series 2018-C02, Class 2ED2, (1 mo. LIBOR US + 0.90%), 1.01%, 08/25/30	5,707	5,609,934
Freddie Mac STACR REMIC Trust(c)
Series 2019-HQA4, Class M2, (1 mo. LIBOR US + 2.05%), 2.16%, 11/25/49	7,344	7,344,002
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 1.81%, 01/25/50	6,902	6,878,826
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 0.86%, 02/25/50	3,598	3,597,096
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 2.01%, 01/25/50	7,852	7,837,147
Freddie Mac STACR Trust(c)
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 2.41%, 10/25/48	8,400	8,399,994
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 2.56%, 03/25/49	1,639	1,640,679
Series 2019-DNA4, Class M2, (1 mo. LIBOR US + 1.95%), 2.06%, 10/25/49	7,250	7,242,797
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.06%, 11/25/48	2,462	2,463,972

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac STACR Trust(c) (continued)
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 2.46%, 02/25/49	$7,537	$7,550,476
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 2.16%, 04/25/49	1,280	1,276,550
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 1.96%, 09/25/49	5,211	5,182,288
Series 2020-DNA4, Class M1, (1 mo. LIBOR US + 1.50%), 1.61%, 08/25/50	840	840,448
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 4.76%, 10/25/28	1,725	1,805,436
Series 2016-HQA3, Class M2, (1 mo. LIBOR US + 1.35%), 1.46%, 03/25/29	14	13,987
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 2.61%, 03/25/30	1,460	1,487,715

		87,171,797

Mortgage-Backed Securities — 31.5%
Fannie Mae
Series 2012-M13, Class A2, 2.38%, 05/25/22	2,036	2,072,286
Series 2012-M5, Class A2, 2.72%, 02/25/22	741	747,443
Series 2012-M9, Class A2, 2.48%, 04/25/22	2,638	2,672,039
Series 2013-M3, Class A2, 2.51%, 11/25/22(a)	3,499	3,577,039
Series 2016-M13, Class A2, 2.48%, 09/25/26(a)	800	844,547
Series 2018-M1, Class A2, 2.98%, 12/25/27(a)	1,590	1,735,810
Series 2018-M7, Class A2, 3.05%, 03/25/28(a)	1,590	1,731,690
Series 2020-M42, Class A2, 1.27%, 07/25/30	4,980	4,719,755
Federal National Mortgage Association
3.50%, 01/25/24 - 05/01/50(a)	6,372	6,768,551
2.50%, 11/01/34 - 02/01/51	10,230	10,542,011
3.00%, 03/01/35 - 10/01/50	2,619	2,760,711
2.00%, 02/01/36 - 02/01/51	13,866	13,943,875
Freddie Mac 3.50%, 02/01/34	2,915	3,142,586
2.00%, 02/01/36 - 03/01/51	9,434	9,498,298
2.50%, 01/01/51	1,865	1,917,709
Series K020, Class A2, 2.37%, 05/25/22	7,960	8,111,143
Series K031, Class A2, 3.30%, 04/25/23(a)	281	296,745
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,701,013
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,314,594
Series K061, Class A2, 3.35%, 11/25/26(a)	1,590	1,761,632
Series K064, Class A2, 3.22%, 03/25/27	2,790	3,071,429
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,329,564
Series K073, Class A2, 3.35%, 01/25/28	1,610	1,789,828
Series K076, Class A2, 3.90%, 04/25/28	2,390	2,738,315
Series K115, Class A2, 1.38%, 06/25/30	4,940	4,739,466
Freddie Mac Mortgage-Backed Securities(a)(c)
Series 2021-DNA1, Class M1, (30 day SOFR + 0.65%), 0.67%, 01/25/51	7,050	7,041,543
Series 2021-HQA1, Class M1, (30 day SOFR + 0.70%), 0.72%, 08/25/33	5,690	5,682,914
Freddie Mac Multifamily Structured Pass Through Certificates
Series K090, Class A2, 3.42%, 02/25/29	2,935	3,275,386
Series K106, Class A2, 2.07%, 01/25/30	4,510	4,597,832
Freddie Mac Multifamily Structured Pass-Through
Certificates, Series K025, Class A2, 2.68%, 10/25/22	3,980	4,103,668
Ginnie Mae Mortgage-Backed Securities 6.50%, 06/15/28 - 07/15/38	71	83,525

12

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
7.50%, 08/20/30	$3	$3,205
6.00%, 01/15/32 - 10/20/38	181	209,921
5.00%, 11/20/33 - 04/21/51(f)	2,140	2,426,142
5.50%, 06/15/34 - 04/20/48	601	703,206
4.50%, 03/15/39 - 04/21/51(f)	4,352	4,761,263
4.00%, 09/15/40 - 09/15/49	11,031	11,961,469
3.50%, 01/15/41 - 04/21/51(f)	22,908	24,627,692
3.00%, 01/20/43 - 05/20/51(f)	20,834	21,892,727
2.50%, 12/20/46 - 04/21/51(f)	14,308	14,769,055
2.00%, 04/21/51(f)	8,500	8,582,344
Government National Mortgage Association
3.00%, 12/20/45 - 12/20/50	2,721	2,875,630
2.50%, 02/20/51	922	951,969
Uniform Mortgage-Backed Securities
6.00%, 07/01/21 - 09/01/38	1,113	1,302,207
4.50%, 04/01/23 - 04/14/51(f)	14,939	16,424,482
5.00%, 07/01/23 - 04/01/49	4,279	4,867,948
4.00%, 06/01/24 - 02/01/57(f)	35,634	38,794,517
3.50%, 04/01/26 - 11/01/51(f)	45,950	49,308,893
3.00%, 12/01/26 - 04/14/51(f)(g)	72,140	75,700,425
2.50%, 02/01/27 - 04/14/51(f)	59,753	61,884,746
6.50%, 06/01/29 - 08/01/36	950	1,107,381
7.50%, 09/01/29 - 12/01/30	3	3,784
7.00%, 01/01/32 - 06/01/32	20	22,563
5.50%, 10/01/32 - 01/01/47	3,677	4,276,610
2.00%, 12/01/35 - 05/13/51(f)	33,407	33,537,871
1.50%, 04/19/36 - 04/14/51(f)	13,200	12,977,200
(1 year CMT + 2.34%), 3.63%, 04/01/32(a)	26	26,030
(11th District Cost of Funds + 1.25%), 1.71%, 11/01/27(a)	67	66,810
(11th District Cost of Funds + 1.25%), 1.74%, 09/01/34(a)	121	122,100
(12 mo. LIBOR US + 1.44%), 1.82%, 04/01/35(a)	35	34,844
(12 mo. LIBOR US + 1.50%), 2.37%, 06/01/43(a)	2	2,395
(12 mo. LIBOR US + 1.53%), 2.84%, 05/01/43(a)	28	29,621
(12 mo. LIBOR US + 1.54%), 2.43%, 06/01/43(a)	46	48,046
(12 mo. LIBOR US + 1.60%), 2.37%, 08/01/43(a)	17	17,299
(12 mo. LIBOR US + 1.65%), 2.45%, 05/01/43(a)	67	69,732
(12 mo. LIBOR US + 1.71%), 3.46%, 04/01/40(a)	3	3,160
(12 mo. LIBOR US + 1.75%), 3.58%, 04/01/38(a)	50	50,483
(12 mo. LIBOR US + 1.75%), 2.13%, 02/01/40(a)	28	28,656
(12 mo. LIBOR US + 1.75%), 2.56%, 08/01/41(a)	26	26,885
(12 mo. LIBOR US + 1.77%), 2.15%, 01/01/42(a)	13	14,094
(12 mo. LIBOR US + 1.78%), 2.51%, 08/01/41(a)	27	28,008
(12 mo. LIBOR US + 1.79%), 2.68%, 09/01/32(a)	2	2,223
(12 mo. LIBOR US + 1.81%), 2.18%, 02/01/42(a)	1	1,105
(12 mo. LIBOR US + 1.82%), 2.32%, 09/01/41(a)	26	27,590
(12 mo. LIBOR US + 1.89%), 2.75%, 07/01/41(a)	24	25,711
(12 mo. LIBOR US + 1.90%), 2.32%, 01/01/42(a)	1	1,007
(6 mo. LIBOR US + 1.04%), 1.29%, 05/01/33(a)	4	3,589
(6 mo. LIBOR US + 1.36%), 1.61%, 10/01/32(a)	13	12,590

		512,928,175

Total U.S. Government Sponsored Agency Securities — 36.9% (Cost: $590,409,202)		600,099,972

Total Long-Term Investments — 103.0% (Cost: $1,651,129,569)		1,676,733,196

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(h)(i)(j)	59,182,490	$59,217,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.02%(h)(i)	100,000	100,000

Total Short-Term Securities — 3.6% (Cost: $59,295,515)		59,317,999

Total Investments Before TBA Sale Commitments — 106.6% (Cost: $1,710,425,084)		1,736,051,195

	Par (000)

TBA Sale Commitments

Mortgage-Backed Securities — (0.2)%
Ginnie Mae Mortgage-Backed Securities, 3.00%, 04/21/51(f)	$(175)	(182,308)
Uniform Mortgage-Backed Securities(f)
2.50%, 04/19/36	(2,000)	(2,080,859)
3.50%, 04/14/51	(1,000)	(1,056,367)

Total TBA Sale Commitments — (0.2)% (Proceeds: $(3,319,404))		(3,319,534)

Total Investments, Net of TBA Sale Commitments — 106.4% (Cost: $1,707,105,680)		1,732,731,661

Liabilities in Excess of Other Assets — (6.4)%		(104,837,716)

Net Assets — 100.0%		$1,627,893,945

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Amount is less than 500.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	All or a portion of this security is on loan.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(h)	Affiliate of the Master Portfolio.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$104,962,761	$—	$(45,749,089	)(a)	$4,353	$(26)	$59,217,999	59,182,490	$35,990	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—		—	—	100,000	100,000	5		—

					$4,353	$(26)	$59,317,999		$35,995		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro BTP	17	06/08/21	$2,977	$15,516
Euro Bund Futures	424	06/08/21	85,165	(44,842)
Euro OAT	100	06/08/21	18,992	(44,120)
10-Year Australian T-Bond	1,308	06/15/21	137,215	(700,181)
U.S. Long Bond	439	06/21/21	67,867	(136,966)
U.S. Ultra Bond	309	06/21/21	55,997	(2,456,432)
2-Year U.S. Treasury Note	93	06/30/21	20,528	(9,185)
5-Year U.S. Treasury Note	82	06/30/21	10,119	(40,239)

				(3,416,449)

Short Contracts
10-Year Canada Bond	548	06/21/21	60,512	1,511,138
10-Year U.S. Treasury Note	693	06/21/21	90,740	1,439,465
10-Year U.S. Ultra Long Treasury Note	454	06/21/21	65,234	2,503,998
Long Gilt	673	06/28/21	118,378	207,872

				5,662,473

				$2,246,024

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	123,803	AUD	160,000	HSBC Bank USA N.A.	06/16/21	$2,237
USD	781,697	AUD	1,010,000	Westpac Banking Corp.	06/16/21	14,314
USD	263,320	EUR	220,000	Morgan Stanley & Co. International PLC	06/16/21	4,940
USD	2,534,709	EUR	2,120,000	Morgan Stanley & Co. International PLC	06/16/21	44,863
USD	298,066	EUR	250,000	Westpac Banking Corp.	06/16/21	4,452
USD	250,569	GBP	180,000	BNP Paribas S.A.	06/16/21	2,368
USD	457,340	GBP	330,000	BNP Paribas S.A.	06/16/21	2,304
GBP	6,500,000	USD	8,851,626	HSBC Bank USA N.A.	07/06/21	111,869
USD	8,986,724	GBP	6,500,000	Goldman Sachs International	07/06/21	23,230

						210,577

USD	246,964	GBP	180,000	Royal Bank of Canada	06/16/21	(1,238)
USD	440,746	GBP	320,000	Royal Bank of Canada	06/16/21	(501)

14

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	520,742	GBP	380,000	Royal Bank of Canada	06/16/21	$(3,238)
AUD	15,000,000	USD	11,708,832	Deutsche Bank AG	06/17/21	(312,018)

						(316,995)

						$(106,418)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.36.V1	1.00%	Quarterly	06/20/26	USD	131,000	$(3,098,906)	$(2,746,617)	$(352,289)

Centrally Cleared Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month GBP LIBOR, 0.11%	Annual	0.11%	Annual	N/A		03/20/23	GBP	213,660	$24,479	$873	$23,606
(0.50%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	N/A		03/22/23	EUR	43,590	(7,024)	245	(7,269)
0.26%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/22/23	USD	56,020	19,391	262	19,129
(0.50%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	N/A		03/23/23	EUR	10,750	464	60	404
0.26%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	N/A		03/23/23	USD	14,230	4,303	(1,841)	6,144
(0.50%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	N/A		03/24/23	EUR	40,120	670	(4,263)	4,933
(0.51%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	N/A		03/29/23	EUR	56,110	9,354	(5,172)	14,526
(0.51%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	N/A		03/31/23	EUR	34,640	10,106	2,691	7,415
(0.48%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	06/08/21	(a)	06/08/23	EUR	105,680	(31,958)	10,230	(42,188)
0.06%	Annual	6-Month GBP LIBOR, 0.11%	Annual	06/08/21	(a)	06/08/23	GBP	309,490	704,200	41,470	662,730
0.28%	Semi-Annual	6-Month LIBOR, 0.21%	Quarterly	06/08/21	(a)	06/08/23	USD	154,680	106,934	61,727	45,207
0.18%	Annual	6-Month LIBOR, 0.21%	Annual	N/A		10/20/25	USD	2,500	61,881	—	61,881
6-Month LIBOR, 0.21%	Annual	0.18%	Annual	N/A		10/20/25	USD	2,500	(58,212)	—	(58,212)
(0.31%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	06/08/21	(a)	06/08/26	EUR	41,770	34,505	23,582	10,923
6-Month GBP LIBOR, 0.11%	Annual	0.32%	Annual	06/08/21	(a)	06/08/26	GBP	447,440	(5,234,918)	(1,441,350)	(3,793,568)
0.98%	Semi-Annual	6-Month LIBOR, 0.21%	Quarterly	06/08/21	(a)	06/08/26	USD	74,180	506,077	188,751	317,326
1-Month MXIBOR, 4.29%	Monthly	5.78%	Monthly	09/15/21	(a)	09/09/26	MXN	252,310	(304,841)	109	(304,950)
1-Month MXIBOR, 4.29%	Monthly	6.26%	Monthly	09/15/21	(a)	09/09/26	MXN	25,180	(4,725)	11	(4,736)
1-Month MXIBOR, 4.29%	Monthly	6.38%	Monthly	09/15/21	(a)	09/09/26	MXN	19,010	1,162	8	1,154
(0.27%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	2,420	2,312	32	2,280
(0.26%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	23,930	4,005	16,624	(12,619)
(0.26%)	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	09/15/21	(a)	09/15/26	EUR	1,360	42	18	24
0.40%	Annual	3-Month STIBOR, 0.00%	Quarterly	09/15/21	(a)	09/15/26	SEK	24,850	1,850	33	1,817
0.40%	Annual	3-Month STIBOR, 0.00%	Quarterly	09/15/21	(a)	09/15/26	SEK	21,710	1,708	(409)	2,117
0.41%	Annual	3-Month STIBOR, 0.00%	Quarterly	09/15/21	(a)	09/15/26	SEK	17,240	(51)	22	(73)
0.43%	Annual	3-Month STIBOR, 0.00%	Quarterly	09/15/21	(a)	09/15/26	SEK	20,540	(1,827)	27	(1,854)
0.48%	Annual	3-Month STIBOR, 0.00%	Quarterly	09/15/21	(a)	09/15/26	SEK	25,740	(10,702)	(262)	(10,440)
0.48%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	13,050	59,979	17,372	42,607
0.51%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	970	2,719	(32)	2,751
0.52%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	1,010	1,731	16	1,715
0.53%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	1,070	1,417	16	1,401
0.57%	Annual	6-Month GBP LIBOR, 0.11%	Annual	09/15/21	(a)	09/15/26	GBP	920	(1,195)	14	(1,209)
0.99%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	4,750	22,379	40	22,339
1.04%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	1,596	4,512	14	4,498
1.08%	Semi-Annual	3-Month LIBOR, 0.21%	Quarterly	09/15/21	(a)	09/15/26	USD	10,160	79,186	23,503	55,683
1.08%	Semi-Annual	3-Month LIBOR, 0.21%	Quarterly	09/15/21	(a)	09/15/26	USD	1,970	14,906	22	14,884
1.09%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	1,597	1,890	14	1,876
3-Month HIBOR, 0.23%	Quarterly	1.10%	Quarterly	09/15/21	(a)	09/15/26	HKD	11,280	(9,502)	16	(9,518)
1.10%	Semi-Annual	3-Month LIBOR, 0.19%	Quarterly	09/15/21	(a)	09/15/26	USD	2,110	14,618	24	14,594
1.10%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	4,840	3,560	41	3,519

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month HIBOR, 0.23%	Quarterly	1.11%	Quarterly	09/15/21	(a)	09/15/26	HKD	24,340	$(17,731)	$35	$(17,766)
3-Month HIBOR, 0.23%	Quarterly	1.11%	Quarterly	09/15/21	(a)	09/15/26	HKD	11,740	(8,923)	17	(8,940)
1.11%	Semi-Annual	3-Month LIBOR, 0.21%	Quarterly	09/15/21	(a)	09/15/26	USD	1,290	8,271	14	8,257
1.11%	Semi-Annual	6-Month BBR, 0.85%	Semi-Annual	09/15/21	(a)	09/15/26	AUD	1,597	758	14	744
3-Month HIBOR, 0.23%	Quarterly	1.12%	Quarterly	09/15/21	(a)	09/15/26	HKD	41,730	(27,760)	60	(27,820)
3-Month HIBOR, 0.23%	Quarterly	1.12%	Quarterly	09/15/21	(a)	09/15/26	HKD	16,630	(11,115)	24	(11,139)
3-Month HIBOR, 0.23%	Quarterly	1.13%	Quarterly	09/15/21	(a)	09/15/26	HKD	45,300	(27,126)	65	(27,191)
3-Month HIBOR, 0.23%	Quarterly	1.16%	Quarterly	09/15/21	(a)	09/15/26	HKD	11,680	(5,147)	17	(5,164)
6-Month SIBOR, 0.59%	Semi-Annual	1.20%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	6,945	(31,580)	48	(31,628)
6-Month SIBOR, 0.59%	Semi-Annual	1.20%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	6,945	(31,200)	47	(31,247)
6-Month SIBOR, 0.59%	Semi-Annual	1.26%	Semi-Annual	09/15/21	(a)	09/15/26	SGD	1,680	(3,619)	12	(3,631)
1.32%	Annual	6-Month WIBOR, 0.15%	Semi-Annual	09/15/21	(a)	09/15/26	PLN	20,570	37,581	49	37,532
3-Month CAD BA, 0.00%	Semi-Annual	1.58%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	22,600	(42,209)	(18,879)	(23,330)
3-Month CAD BA, 0.00%	Semi-Annual	1.59%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	4,920	(7,337)	44	(7,381)
3-Month CAD BA, 0.00%	Semi-Annual	1.64%	Semi-Annual	09/15/21	(a)	09/15/26	CAD	1,790	758	16	742
3-Month JIBAR, 3.68%	Quarterly	6.44%	Quarterly	09/15/21	(a)	09/15/26	ZAR	23,190	(963)	14	(977)
6-Month LIBOR, 0.21%	Annual	0.54%	Annual	N/A		10/21/30	USD	1,250	(104,021)	—	(104,021)
0.55%	Annual	6-Month LIBOR, 0.21%	Annual	N/A		10/21/30	USD	1,250	108,225	—	108,225
0.71%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		03/10/31	GBP	9,860	116,943	26,318	90,625
0.85%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		03/18/31	GBP	23,750	(143,116)	1,292	(144,408)
6-Month EURIBOR, (0.51%)	Semi-Annual	0.06%	Annual	N/A		03/24/31	EUR	5,720	(7,932)	4,286	(12,218)
6-Month EURIBOR, (0.51%)	Semi-Annual	0.08%	Annual	N/A		03/24/31	EUR	6,030	8,043	124	7,919
0.81%	Annual	6-Month GBP LIBOR, 0.11%	Annual	N/A		03/24/31	GBP	3,510	(143)	(3,195)	3,052
3-Month LIBOR, 0.19%	Quarterly	1.76%	Semi-Annual	N/A		03/24/31	USD	6,050	(3,631)	104	(3,735)
6-Month EURIBOR, (0.51%)	Semi-Annual	0.02%	Annual	N/A		03/31/31	EUR	7,320	(45,280)	30,091	(75,371)
6-Month EURIBOR, (0.51%)	Semi-Annual	0.02%	Annual	N/A		03/31/31	EUR	3,080	(19,575)	(5,246)	(14,329)
6-Month EURIBOR, (0.51%)	Semi-Annual	0.04%	Annual	06/08/21	(a)	06/09/31	EUR	10,490	(73,881)	(23,789)	(50,092)
0.66%	Annual	6-Month GBP LIBOR, 0.11%	Annual	06/08/21	(a)	06/09/31	GBP	192,420	4,297,184	2,311,416	1,985,768
0.77%	Annual	6-Month GBP LIBOR, 0.11%	Annual	06/08/21	(a)	06/09/31	GBP	18,460	142,056	93,045	49,011
1.67%	Semi-Annual	6-Month LIBOR, 0.21%	Quarterly	06/08/21	(a)	06/09/31	USD	7,490	100,615	58,949	41,666
0.74%	Annual	6-Month LIBOR, 0.21%	Annual	N/A		10/22/35	USD	500	65,967	—	65,967
6-Month LIBOR, 0.21%	Annual	0.78%	Annual	N/A		10/22/35	USD	500	(66,753)	—	(66,753)
0.84%	Annual	6-Month LIBOR, 0.21%	Annual	N/A		10/22/40	USD	1,000	168,281	—	168,281
6-Month LIBOR, 0.21%	Annual	0.90%	Annual	N/A		10/22/40	USD	1,000	(167,854)	—	(167,854)
0.90%	Annual	6-Month LIBOR, 0.21%	Annual	N/A		10/20/50	USD	500	114,952	—	114,952
6-Month LIBOR, 0.21%	Annual	0.98%	Annual	N/A		10/20/50	USD	500	(112,397)	—	(112,397)
6-Month EURIBOR, (0.51%)	Semi-Annual	0.40%	Annual	06/08/21	(a)	06/08/51	EUR	7,120	(230,374)	(58,313)	(172,061)
6-Month GBP LIBOR, 0.11%	Annual	0.86%	Annual	06/08/21	(a)	06/08/51	GBP	6,700	(300,549)	(373,072)	72,523
6-Month GBP LIBOR, 0.11%	Annual	0.93%	Annual	06/08/21	(a)	06/08/51	GBP	6,850	(140,945)	(73,188)	(67,757)
3-Month LIBOR, 0.19%	Quarterly	2.07%	Semi-Annual	06/08/21	(a)	06/08/51	USD	21,210	(654,309)	(386,100)	(268,209)

									$(1,080,451)	$518,857	$(1,599,308)

(a)	Forward Swap.

Centrally Cleared Inflation Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.27%	Quarterly	6-Month LIBOR	Quarterly	03/02/26	USD	46,680	$(642,031)	$552	$(642,583)
2.33%	Quarterly	6-Month LIBOR	Quarterly	02/22/31	USD	24,170	(452,030)	502	(452,532)

							$(1,094,061)	$1,054	$(1,095,115)

16

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio

OTC Interest Rate Swaps

Paid by the Master Portfolio		Received by the Master Portfolio		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 0.76%	Quarterly	1.51%	Quarterly	Bank of America N.A.	N/A	09/15/26	KRW	1,267,796	$(4,258)	$—	$(4,258)
3-Month KRW CDC, 0.76%	Quarterly	1.53%	Quarterly	Bank of America N.A.	N/A	09/15/26	KRW	1,170,274	(3,240)	—	(3,240)
3-Month KRW CDC, 0.76%	Quarterly	1.56%	Quarterly	Citibank N.A.	N/A	09/15/26	KRW	717,730	(842)	—	(842)

									$(8,340)	$—	$(8,340)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$183,694,832	$—	$183,694,832
Common Stocks	—	—	1	1
Corporate Bonds	—	704,728,732	—	704,728,732
Foreign Agency Obligations	—	7,209,684	—	7,209,684
Municipal Bonds	—	13,203,502	—	13,203,502
Non-Agency Mortgage-Backed Securities	—	167,796,473	—	167,796,473
U.S. Government Sponsored Agency Securities	—	600,099,972	—	600,099,972
Short-Term Securities
Money Market Funds	59,317,999	—	—	59,317,999
Liabilities
Investments
TBA Sale Commitments	—	(3,319,534)	—	(3,319,534)

	$59,317,999	$1,673,413,661	$1	$1,732,731,661

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$210,577	$—	$210,577
Interest Rate Contracts	5,677,989	4,102,747	—	9,780,736
Liabilities
Credit Contracts	—	(352,289)	—	(352,289)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$—	$(316,995)	$—	$(316,995)
Interest Rate Contracts	(3,431,965)	(5,710,395)	—	(9,142,360)
Other Contracts	—	(1,095,115)	—	(1,095,115)

	$2,246,024	$(3,161,470)	$—	$(915,446)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAB	Build America Bond

BBR	Bank Bill Rate

CMT	Constant Maturity Treasury

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

SIBOR	Singapore Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

WIBOR	Warsaw Interbank Offered Rate

18